Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions
Summary of provisions

	Social Security Costs on
Provisions as of December 31, 2023	Share-Based Payment	Other provisions	Provisions, net
Opening balance	11,792	—	11,792
Provisions for the year	21,109	—	21,109
Exchange differences	(306)	—	(306)
Total	32,595	—	32,595

	Social Security Costs on
Provisions as of December 31, 2022	Share-Based Payment	Other provisions	Provisions, net
Opening balance	13,084	1,446	14,530
Provisions for the year	1,027	—	1,027
Amounts claimed for the year	(204)	—	(204)
Reversal of unused amounts	(2,666)	(1,573)	(4,239)
Exchange differences	551	127	678
Total	11,792	—	11,792